Earnings per share (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Summary of Calculation of Earnings (Loss) Per Share, or EPS

The following sets forth the calculation of earnings (loss) per share, or EPS, for the period indicated (in thousands, except per share amounts):

	For the Year Ended
	December 31,
	2015	2014
Numerator:
Net income (loss) from continuing operations available to common stockholders	$95,241	$(784,895)
Net income (loss) from discontinued operations available to common stockholders	$(327)	$314

Denominator:
Weighted average common shares outstanding	193,698	192,498
Incremental treasury stock method shares (1)	469	203

Basic EPS from continuing operations	$0.49	$(4.08)
Diluted EPS from continuing operations(1)	$0.49	$(4.08)
Basic EPS from discontinued operations	$—	$—
Diluted EPS from discontinued operations(1)	$—	$—

(1)	The Company determines the more dilutive of either the two-class method or the treasury stock method for diluted EPS. The two-class method was more dilutive for each period presented.